RELATED PARTY TRANSACTIONS (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Chunghwa Wideband Best Network Co., Ltd [Member]
Related Party Transaction [Line Items]
Nature of Common Ownership or Management Control Relationships	Mr. Alan Chen is the Chairman and legal representative of this entity	Mr. Alan Chen is the Chairman and legal representative of this entity
Chunghwa United International Development Co., Ltd [Member]
Related Party Transaction [Line Items]
Nature of Common Ownership or Management Control Relationships	Mr. Alan Chen is the Chairman and legal representative of this entity.	Mr. Alan Chen is the Chairman and legal representative of this entity.
Mega Media Investments Co., Ltd. (Taiwan Branch) [Member]
Related Party Transaction [Line Items]
Nature of Common Ownership or Management Control Relationships	Entity controlled by Mr. Alan Chen	Entity controlled by Mr. Alan Chen
Jin Hao Kang Marketing Co., Ltd [Member]
Related Party Transaction [Line Items]
Nature of Common Ownership or Management Control Relationships	Ms. Chiu-li Tu is the Chairman, Director, and legal representative of this entity.	Ms. Chiu-li Tu is the Chairman, Director, and legal representative of this entity.
Youchu International Digital Technology Co., Ltd [Member]
Related Party Transaction [Line Items]
Nature of Common Ownership or Management Control Relationships	Mr. Alan Chen is the Chairman and legal representative of this entity.	Mr. Alan Chen is the Chairman and legal representative of this entity.
Chunghwa United Co., Ltd [Member]
Related Party Transaction [Line Items]
Nature of Common Ownership or Management Control Relationships	Ms. Chiu-li Tu is the Chairman, Director, and legal representative of this entity.	Ms. Chiu-li Tu is the Chairman, Director, and legal representative of this entity.
Wowtoday Co., Ltd. [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage	35.00%	35.00%
Nature of Common Ownership or Management Control Relationships	Entity owned by a family member of the shareholder who holds 35% of NOWnews International (see Note 1)	Entity owned by a family member of the shareholder who holds 35% of NOWnews International (see Note 1)
Hwalian International Business Co., Ltd [Member]
Related Party Transaction [Line Items]
Nature of Common Ownership or Management Control Relationships	Mr. Alan Chen is the Chairman and legal representative of this entity.	Mr. Alan Chen is the Chairman and legal representative of this entity.
Jingu Telecom Co., Ltd [Member]
Related Party Transaction [Line Items]
Nature of Common Ownership or Management Control Relationships	Mr. Yih-Jong Shy is the Chairman and legal representative of this entity.	Mr. Yih-Jong Shy is the Chairman and legal representative of this entity.
Chunghwa KinmenXiamen Network Co., Ltd. [Member]
Related Party Transaction [Line Items]
Nature of Common Ownership or Management Control Relationships	Mr. Alan Chen is the legal representative of this entity
Mr. Alan Chen [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage			84.30%
Nature of Common Ownership or Management Control Relationships	Director and controlling beneficiary shareholder of the Company. Current Director and the former Chairman of NOWnews Network.	Director and controlling beneficiary shareholder of the Company. Current Director and the former Chairman of NOWnews Network.
Ms. Chiu-li Tu [Member]
Related Party Transaction [Line Items]
Nature of Common Ownership or Management Control Relationships	Wife of Mr. Alan Chen. Current Director of Supervisory Committee of NOWnews Network	Wife of Mr. Alan Chen. Current Director of Supervisory Committee of NOWnews Network
Mr. Yih-Jong Shy [Member]
Related Party Transaction [Line Items]
Nature of Common Ownership or Management Control Relationships	Director and CEO of the Company	Director and CEO of the Company
Mr. Shang-hong Lin [Member]
Related Party Transaction [Line Items]
Nature of Common Ownership or Management Control Relationships	Chairman of NOWnews Network